Discontinued operations (Details) (CNY)	12 Months Ended		1 Months Ended	12 Months Ended		15 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Additional paid-in capital	Aug. 31, 2011 PW Pictures	Dec. 31, 2011 PW Pictures	Dec. 31, 2010 PW Pictures	Dec. 31, 2012 PW Pictures	Sep. 30, 2011 PW Pictures Additional paid-in capital
Discontinued Operations disclosures
Total consideration of discontinued operation			360,000,000
Discontinued operation, gain recorded	(44,047,547)	48,813,417					48,813,417
Continuing cash flow from the disposed film and television business						0
Revenues				13,009,388	86,793,020
Pretax (loss) / income of discontinued operations				1,720,926	(32,073)